January 13, 2022	Eversheds Sutherland (US) LLP 700 Sixth Street, NW, Suite 700 Washington, DC 20001-3980 D: +1 202.383.0940 F: +1 202.637.3593 roncoenen@ eversheds-sutherland.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:   State Farm Life Insurance Company

State Farm Life Insurance Company Variable Annuity

Separate Account

File Nos. 333-19189 / 811-08001

Commissioners:

Transmitted with this letter via EDGAR is Post-Effective Amendment No. 33 (the “Amendment”) to the Registration Statement on Form N-4 relating to certain individual variable deferred annuity policies issued through the State Farm Life Insurance Company Variable Annuity Separate Account of State Farm Life Insurance Company. This Amendment is being filed pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”). The primary purpose of this Amendment is to update the registration statement to conform to the amendments to Form N-4 adopted by the Securities and Exchange Commission (the “SEC”) on March 11, 2020. See Updated Disclosure Requirements and Summary Prospectus for Variable Annuity and Variable Life Insurance Contracts, Release No. 33-10765. Currently, State Farm does not intend to rely on Rule 498A under the 1933 Act to use Updating Summary Prospectuses with respect to the registration statement, although it may do so in the future. State Farm will not use Initial Summary Prospectuses with respect to the registration statement because the policy is no longer for sale.

At a future date, State Farm intends to submit a formal request to the SEC pursuant to Rule 485(b)(1)(vii) under the 1933 Act to use this Amendment (or a subsequently filed post-effective amendment) as the template for making substantially identical changes (in terms of overall compliance with the Release) to another variable annuity registration statement (such policies are also no longer for sale).

If you have any questions or comments regarding the Amendment, please contact Christine Keithley Walker, State Farm Life Insurance Company Counsel, at 309-766-0886 or christine.keithleywalker.h555@statefarm.com, or the undersigned at 202-383-0940 or roncoenen@eversheds-sutherland.com.

Sincerely,

/s/ Ronald Coenen Jr.

Ronald Coenen Jr.